UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 3,423	$ 1,476
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation	73	200
Depreciation of property, plant and equipment	450	437
Amortization of other intangible assets	180	200
Allowance for doubtful accounts	8	(5)
Losses on disposition of property, plant and equipment		10
Changes in operating assets and liabilities:
Decrease in accounts receivable	717	196
Decrease in inventories	86	164
(Increase) in prepayments and other assets	(504)	(1,105)
Decrease (increase) in deferred tax assets	215	(23)
Decrease in deferred cost	296	195
(Increase) in other non-current assets	(548)	(304)
Increase in accrued expenses and other liabilities	2,665	847
Increase in income tax payable	(1,102)	(301)
Increase in deferred revenue	1,744	3,455
Increase (decrease) in refundable fees	287	(284)
Increase in deferred tax liabilities	90	119
Net cash provided by operating activities	8,080	5,277
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of term deposits	(8,210)
Deposit of restricted cash, net	(16,414)
Acquisition of property, plant and equipment	(601)	(887)
Acquisition of other intangible assets	(37)	(52)
Payment of deposit for the acquisition of non-current assets		(315)
Net cash used in investing activities	(25,262)	(1,254)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from share options exercised by employees	336	519
Loan to optionees in connection with exercise of options	(509)	(408)
Repayment of loan to optionees in connection with exercise of options	554	35
Dividends paid to shareholders		(16,056)
Net cash provided by (used in) financing activities	381	(15,910)
Exchange rate effect on cash and cash equivalents	665	324
Net decrease in cash and cash equivalents	(16,136)	(11,563)
Cash and cash equivalents at beginning of the period	71,919	49,723
Cash and cash equivalents at end of the period	55,783	38,160
Supplemental schedule of cash flows information
Income tax paid	(1,652)	(621)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	$ 272	$ 145